Subsequent Events (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Dividends Payable, Amount Per Share	$ 0.22
Dividends Payable, Date Declared	Jan. 15, 2013
Dividends Payable, Date of Record	Feb. 15, 2013
Dividends Payable, Date to be Paid	Mar. 01, 2013